Schedule of share capital shares (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share capital	£ 195,476	£ 194,580	£ 185,519
Total Ordinary share outstanding at the end of the period	19,547,600	19,458,030	18,551,910
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Total Ordinary share outstanding at the end of the period	17,813,020	17,813,010	17,813,010
Ordinary Shares A [Member]
IfrsStatementLineItems [Line Items]
Total Ordinary share outstanding at the end of the period	1,734,580	1,645,020	738,900